INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

13.          INCOME TAXES

Cayman Islands

The Company and Ezbuy Holding Co., Limited (“Ezbuy”) are two tax-exempted companies incorporated in the Cayman Islands and are not subject to tax on income or capital gains.

Hong Kong

Light In The Box, Lanting International Holding Limited (“Lanting International”), LightInTheBox International Logistic Co., Ltd. (“LightInTheBox Logistic”), Light Square Limited (“Light Square”), and Ezbuy HK are located in Hong Kong and subject to Hong Kong profits tax at 16.5% with respect to the profit generated from Hong Kong. It is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. The Group did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the years presented.

PRC

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008, except for the following entities eligible for preferential tax rates.

Under the EIT Law, if an entity is certified as a “High and New Technology Enterprise” (“HNTE”), it is entitled to a preferential income tax rate of 15%. Lanting Gaochuang obtained the certificate of HNTE in 2016 and renewed it in 2019, and Shanghai Light In The Box Information Technology Co., Ltd (“Shanghai Lanting”) obtained the certificate in 2022. Therefore,Lanting Gaochuang was eligible to a tax rate of 15% from 2019 to 2021, and Shanghai Lanting was eligible to a tax rate of 15% from 2022 to 2024.

Chengdu Light In The Box Information Technology Co., Limited was qualified as a software enterprise which allows it to utilize a two-year 100% exemption for 2018 and 2019 followed by a three-year half-reduced EIT rate effective for years from 2020 to 2022.

In addition, Beijing Light In The Box Information Technology Co., Limited and Shenzhen Light In The Box Information Technology Co., Limited qualified as Small and Micro-Sized Enterprises with low profits (“SMEs”) in 2021, Shenzhen Ruizhihe and Jiaxing Ruili Supply Chain Management Co., Limited  qualified as SMEs in 2021 and 2022, Light In The Box Trading (Shenzhen) Co., Limited, Dongguan Herui and Chongqing Ruizhihe qualified as SMEs in 2020, 2021 and 2022, and therefore their taxable income will be taxed at 20% subject to certain taxable income exemptions for the respective years.

Singapore

Ching International service PTE.LTD, D2D Express PTE.LTD, Avant E-Commerce Service PTE.LTD and Avant Logistic Service PTE.LTD are located in Singapore and are subject to 17% statutory income tax rate with respect to the profit generated from Singapore.

The components of income / (loss) before income taxes are as follows:

	Years ended December 31,
	2020	2021	2022

Cayman Islands	$(5,216)	$(5,219)	$(2,411)
Hong Kong SAR	9,010	(12,136)	(66,872)
PRC, excluding Hong Kong SAR, and other countries	12,970	40,611	(6)
Total	$16,764	$23,256	$(69,289)

The income tax expense / (benefit) comprises:

	Years ended December 31,
	2020	2021	2022

Cayman Islands	$55	$9,517	$(12,300)
Hong Kong SAR	3,363	285	(407)
Total	$3,418	$9,802	$(12,707)

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2021	2022

Deferred tax assets:
Allowance for credit losses	$140	$156
Allowance for inventory provision	145	162
Lease liabilities	1,810	2,154
Net operating loss carry forwards	29,062	30,677
Gross deferred tax assets	31,157	33,149
Less: Valuation allowance	(28,195)	(30,324)
Total deferred tax assets	$2,962	$2,825

Deferred tax liabilities:
Property and equipment, net	$(206)	$(87)
Acquired intangible assets	(1,048)	(695)
Operating lease ROU assets	(1,810)	(2,154)
Other income from equity investment	(415)	—
Total deferred tax liabilities	$(3,479)	$(2,936)
Net deferred tax assets	—	—
Net deferred tax liabilities	$(517)	$(111)

As of December 31, 2021 and 2022, the Group had net operating losses from several of its PRC and overseas entities in the amount of $167,325 and $181,185, respectively, which can be carried forward to offset future taxable profits. The net operating loss from the vast majority PRC entities will expire by 2027 and for the entity qualified as HNTE will expire by 2032. For the net operating losses from overseas entities in Hong Kong and Singapore, there is no limitation of expiration.

The Group plans to indefinitely reinvest the undistributed earnings of its subsidiaries. As of December 31, 2022, all of the earnings distributable by our subsidiaries in China were reserved for permanent reinvestment in China, and no withholding tax has been accrued.

The Group’s valuation allowance is considered on each individual subsidiary and VIE basis. The Group has recognized the valuation allowance against deferred tax assets as the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Movement of valuation allowance

	Years ended December 31,
	2021	2022
Balance at beginning of the period	$29,827	$28,195
(Decrease) / Additions	(1,632)	3,145
Decrease related to subsidiaries’ cancellation	—	(1,016)
Balance at end of the period	$28,195	$30,324

Reconciliation between the expense or benefit of income taxes computed by applying the PRC tax rate to income / (loss) before income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2020	2021	2022

Income/(loss) before provision of income tax	$16,764	$23,256	$(69,289)
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	4,191	5,814	(17,322)
Non-deductible expenses	130	346	982
Non-deducible impairment loss	—	—	14,021
Statutory expense	(305)	(655)	(203)
R&D super deduction	—	(2,664)	(2,392)
Effect of preferential tax rates	(211)	122	344
Effect of income tax rate differences in jurisdictions other than the PRC	352	(892)	1,311
Deferred tax expense	1,313	381	(415)
Prior year true up	—	(594)	(157)
Unrecognized tax benefits-Fin 48	—	9,576	(12,302)
Changes in valuation allowances	(2,052)	(1,632)	3,426
Income tax expense/(benefit)	$3,418	$9,802	$(12,707)

Unrecognized Tax Benefits

As of December 31, 2021 and 2022, there were unrecognized tax benefits of $13,101 and $107, respectively.

As of December 31, 2021, the unrecognized tax benefits are primarily related to an investment transfer. During the year ended December 31, 2022, the corresponding unrecognized tax benefits was reversed as the subsidiary that transferred the investment had been closed and received the tax clearance certificate.

A roll-forward of unrecognized tax benefits is as follows:

	Years ended December 31,
	2020	2021	2022

Beginning balance	$—	$—	$13,101
Additions	—	13,101	73
Decreases	—	—	(13,067)
Ending balance	$—	$13,101	$107

During the years ended December 31, 2020, 2021 and 2022, the Group recorded insignificant late payment interest expense as part of income tax expense and did not incur any penalties. As of December 31, 2021 and 2022, accumulated interest expense recorded by the Group was $34 and $107, respectively.

The Company and its subsidiaries’ major tax jurisdictions are Hong Kong, PRC, and Singapore. Income tax returns of the Company and its subsidiaries remain open and subject to examination by the local tax authorities of Hong Kong, PRC and Singapore until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, PRC and Singapore are between five and six years.